SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Schedule of useful lives for depreciation calculation using the straight-line method

Estimated
economic
Type of asset	life (year)
Rental vehicles
– Rental electric scooters	2 – 3 years
– Rental electric e-bikes	2 – 3 years
– Rental electric mopeds	3 – 4 years
Furniture and fixtures	7 years
Leasehold improvements	1 – 5 years

Summary of key financial information regarding the operating segments

	January 1 – June 30, 2023
	operating segments
		Two-wheeled
		electric vehicle
	Ride-hailing	rentals	Total
Revenue	—	9,484,761	9,484,761
Selling and marketing expenses	(2,985,954)	(224,817)	(3,210,771)
General and administrative expenses	(1,224,937)	(4,443,420)	(5,668,357)
Segment operating profit/(loss)	(4,210,891)	4,816,524	605,633

	January 1 – December 31, 2022
	operating segments
		Two-wheeled
		electric vehicle
	Ride-hailing	rentals	Total
Revenue	—	24,988,171	24,988,171
Cost of revenues	(170,797)	(26,921,780)	(27,092,577)
Selling and marketing expenses	(803,033)	(843,111)	(1,646,144)
General and administrative expenses	(409,931)	(8,630,658)	(9,040,589)
Operating segment profit/(loss)	(1,383,761)	(11,407,378)	(12,791,139)